Other Payables and Accruals	12 Months Ended
Dec. 31, 2015
Other Payables and Accruals [Abstract]
Other Payables and Accruals [Text Block]
8.	Other Payables and Accruals

Other payables and accruals consist of the following:

	December 31,	December 31,
	2014	2015
	HK$	HK$

Accrued salaries, wages and bonus	25,780	29,819
Accrued electricity and water	5,231	4,598
Deposit received	23,338	45,260
Provision for employees’ retirement benefit	20,967	17,951
Accrued commission and bonus	4,916	7,149
Accrued transportation expense	503	962
Accrued audit and professional fees	1,756	4,203
Accrued sundries expenses	8,263	8,702
Other payables	10,742	30,920
Others	2,080	2,531
	103,576	152,095